PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plans
Recognized defined contribution plan cost	$ 19.4	$ 21.0	$ 19.8
U.S..
Defined Benefit Plans
Employer contributions	5.1	76.8
Weighted-average assumptions used for determining net periodic cost
Discount rate	4.85%	4.00%	4.75%
Expected return on assets	7.75%	8.00%	8.00%
Company's contribution to the defined benefit plan in the next fiscal year	4
Int'l
Defined Benefit Plans
Employer contributions	16.0	28.9
Weighted-average assumptions used for determining net periodic cost
Discount rate	3.88%	3.94%	4.80%
Expected return on assets	4.82%	4.78%	4.95%
Compensation rate increase	2.24%	2.24%	2.79%
Company's contribution to the defined benefit plan in the next fiscal year	15
U.S. Postretirement Health Benefits
Defined Benefit Plans
Employer contributions	1.7	2.3
Weighted-average assumptions used for determining net periodic cost
Discount rate	3.45%	2.85%	3.75%
Company's contribution to the defined benefit plan in the next fiscal year	$ 2